Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Loans, net	$ 105,122	$ 111,070
Investments
Available-for-sale	2	3
Other	268	347
Total investments	270	350
Cash and cash equivalents	1,518	1,253
Restricted cash and investments	3,246	3,600
Goodwill and acquired intangible assets, net	810	670
Other assets	4,025	4,193
Total assets	114,991	121,136
Liabilities
Short-term borrowings	4,771	2,334
Long-term borrowings	105,012	112,368
Other liabilities	1,723	2,711
Total liabilities	111,506	117,413
Commitments and contingencies
Equity
Common stock, par value $0.01 per share; 1.125 billion shares authorized: 440 million and 436 million shares issued, respectively	4	4
Additional paid-in capital	3,077	3,022
Accumulated other comprehensive income (net of tax expense of $36 and $3, respectively)	61	6
Retained earnings	3,004	2,890
Total Navient Corporation stockholders’ equity before treasury stock	6,146	5,922
Less: Common stock held in treasury at cost: 177 million and 145 million shares, respectively	(2,692)	(2,223)
Total Navient Corporation stockholders’ equity	3,454	3,699
Noncontrolling interest	31	24
Total equity	3,485	3,723
Total liabilities and equity	114,991	121,136
FFELP Loans [Member]
Assets
Loans, net	81,703	87,730
Private Education Loans [Member]
Assets
Loans, net	23,419	23,340
Assets and Liabilities of Consolidated Variable Interest Entities [Member]
Assets
Loans, net	98,596	104,008
Investments
Restricted cash	3,091	3,434
Other assets, net	1,160	(11)
Liabilities
Short-term borrowings	2,906	1,078
Long-term borrowings	89,317	95,492
Net assets of consolidated variable interest entities	10,624	10,861
Assets and Liabilities of Consolidated Variable Interest Entities [Member] | FFELP Loans [Member]
Assets
Loans, net	77,710	83,429
Assets and Liabilities of Consolidated Variable Interest Entities [Member] | Private Education Loans [Member]
Assets
Loans, net	$ 20,886	20,500
Assets and Liabilities of Consolidated Variable Interest Entities [Member] | Other Loans [Member]
Assets
Loans, net		$ 79